Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Processes
The Committee approves all equity grants made to our Section 16 reporting officers, which includes our NEOs, with concurrence of the Board for grants to our CEO. The Committee approves and grants annual equity awards at approximately the same time each year. Each year the Committee approves (with the concurrence of the Board with respect to our CEO) the annual grant of PSUs, POs and MSUs for our eligible employees, including our NEOs, at its March meeting. Employees are not permitted to choose the grant date for their individual grants. Grants are effective on the date of the meeting, subject to the terms of our equity granting policies described below.
All stock options are granted at an exercise price at or above the closing market price of our common stock on the date of grant. Equity awards, including options, are not structured to precede or coincide with the disclosure of material non-public
information, such as, for example, significant earnings announcements or announcements regarding a material acquisition or similar transaction likely to result in changes to the price of our Common Stock.
In addition, we do not grant any equity awards to our Section 16 reporting officers or stock options to our other vice president-level employees during periods in which there is material non-public
information about the Company. This includes during closed trading windows established in connection with the public release of earnings information or any other event-specific closed trading window under our Insider Trading Prohibitions Policy (each, a “Closed Window”), or at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Current Report on Form
8-K
that discloses material
non-public
information (each, a “Filing Window”). If a meeting of the Committee during which equity awards are granted to our Section 16 reporting officers occurs during a Closed Window or a Filing Window, then the grant will not be effective until after the first business day following the disclosure of the applicable material non-public
information, unless such day is within a Filing Window, in which case such grants will not be effective until after the first business day following the end date of the Filing Window. In addition, in 2025, we did not grant any equity awards to our Section 16 reporting officers during a Filing Window.
It is not our practice to, and during the year ended December 31, 2025 we did not, time the disclosure of material non-public
information for the purpose of affecting the value of executive compensation.

Award Timing Method
The Committee approves all equity grants made to our Section 16 reporting officers, which includes our NEOs, with concurrence of the Board for grants to our CEO. The Committee approves and grants annual equity awards at approximately the same time each year. Each year the Committee approves (with the concurrence of the Board with respect to our CEO) the annual grant of PSUs, POs and MSUs for our eligible employees, including our NEOs, at its March meeting. Employees are not permitted to choose the grant date for their individual grants. Grants are effective on the date of the meeting, subject to the terms of our equity granting policies described below.
All stock options are granted at an exercise price at or above the closing market price of our common stock on the date of grant. Equity awards, including options, are not structured to precede or coincide with the disclosure of material non-public
information, such as, for example, significant earnings announcements or announcements regarding a material acquisition or similar transaction likely to result in changes to the price of our Common Stock.
In addition, we do not grant any equity awards to our Section 16 reporting officers or stock options to our other vice president-level employees during periods in which there is material non-public
information about the Company. This includes during closed trading windows established in connection with the public release of earnings information or any other event-specific closed trading window under our Insider Trading Prohibitions Policy (each, a “Closed Window”), or at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Current Report on Form
8-K
that discloses material
non-public
information (each, a “Filing Window”). If a meeting of the Committee during which equity awards are granted to our Section 16 reporting officers occurs during a Closed Window or a Filing Window, then the grant will not be effective until after the first business day following the disclosure of the applicable material non-public
information, unless such day is within a Filing Window, in which case such grants will not be effective until after the first business day following the end date of the Filing Window. In addition, in 2025, we did not grant any equity awards to our Section 16 reporting officers during a Filing Window.
It is not our practice to, and during the year ended December 31, 2025 we did not, time the disclosure of material non-public
information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false